Cash Flow Information Changes in Liabilities from Financing Activities (Details) CAD in Thousands	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of reconciliation of liabilities arising from financing activities [line items]
December 31, 2016	CAD 4,415
Cash flows	(631)
New leases	14
Dividends declared	64
Foreign exchange impact	(115)
Other	(6)
Balance Dec. 31, 2017	3,741
Long-term debt and finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
December 31, 2016	4,361
Cash flows	(545)
New leases	14
Dividends declared	0
Foreign exchange impact	(115)
Other	(8)
Balance Dec. 31, 2017	3,707
Dividends payable (common and preferred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
December 31, 2016	54
Cash flows	(86)
New leases	0
Dividends declared	64
Foreign exchange impact	0
Other	2
Balance Dec. 31, 2017	CAD 34